Related-Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related-Party Transactions [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 593	$ 487